Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Bank Borrowings
Schedule of bank borrowings

	December 31,
	2023	2022

	(in US$’000)
Current	31,155	—
Non-current	48,189	18,104
	79,344	18,104

Schedule of maturities of bank borrowings

	December 31,
	2023	2022

	(in US$’000)
Not later than 1 year	31,155	—
Between 1 to 3 years	3,192	360
Between 3 to 4 years	2,872	839
Between 4 to 5 years	6,384	1,079
Later than 5 years	35,741	15,826
	79,344	18,104